Document and Entity Information	Feb. 14, 2023
Cover [Abstract]
Amendment Flag	true
Entity Central Index Key	0001692115
Document Type	8-K/A
Document Period End Date	Feb. 14, 2023
Entity Registrant Name	SOUTHWEST GAS HOLDINGS, INC.
Entity Incorporation State Country Code	DE
Entity File Number	001-37976
Entity Tax Identification Number	81-3881866
Entity Address, Address Line One	8360 S. Durango Dr.
Entity Address, Address Line Two	Post Office Box 98510
Entity Address, City or Town	Las Vegas
Entity Address, State or Province	NV
Entity Address, Postal Zip Code	89193-8510
City Area Code	(702)
Local Phone Number	876-7237
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Southwest Gas Holdings, Inc. Common Stock, $1 par value
Trading Symbol	SWX
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Amendment Description	This Amendment No. 1 on Form 8-K/A (“Amendment No. 1”) amends the Current Report on Form 8-K of Southwest Gas Holdings, Inc., a Delaware corporation (the “Company”), filed with the Securities and Exchange Commission on February 14, 2023 (the “Initial Form 8-K”), which described, among other matters, the Company’s completed sale of all of the equity interests in MountainWest Pipelines Holding Company, a wholly owned subsidiary of the Company (“MountainWest”), pursuant to the terms of that certain Purchase and Sale Agreement, dated as of December 14, 2022, by and between the Company, MountainWest and Williams Partners Operating LLC, a wholly owned subsidiary of The Williams Companies, Inc. (collectively, the “Sale”). As indicated in the Initial Form 8-K, this Amendment No. 1 amends and supplements the Initial Form 8-K to include unaudited pro forma financial information required by Item 9.01(b) of Form 8-K in connection with the Sale.